Income tax benefit - Reconciliation of income tax (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax benefit
Net result for the year before tax	kr 625,056	kr (280,758)	kr (162,796)
Tax rate	22.00%	22.00%	22.00%
Expected tax expenses/(benefit)	kr 137,512	kr (61,767)	kr (35,815)
Difference in tax rate in subsidiary	9	0	0
Adjustment for nondeductible expenses	56	62	100
Adjustment for exercised warrants	2,228	1,732	36
Adjustment for R&D super deduction	(1,427)	0	0
Tax effect on exercise of warrants	(8)	(688)	(2,864)
Tax effect on expired warrants	(151)	4,407	0
Change in tax assets (not recognized)	(94,445)	50,754	33,043
Total income tax expense/benefit	kr 43,774	kr (5,500)	kr (5,500)